Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 30, 2017	Dec. 29, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 25, 2014	Dec. 26, 2013
Current assets:
Cash and cash equivalents	$ 445	$ 451	$ 361	$ 318	$ 279	$ 175
Income taxes receivable				2,484
Receivables, net	33,383	34,533		23,740
Inventories, net	316,540	293,702		272,569
Prepaid expenses and other current assets	9,517	7,529		6,079
Total current assets	359,885	336,215		305,190
Fixed assets, net	163,813	150,471		102,983
Intangible assets, net	109,386	109,394		109,426
Goodwill	227,447	227,447		227,447
Other assets	7,823	7,639		3,842
Total long-term assets	508,469	494,951		443,698
Total assets	868,354	831,166		748,888
Current liabilities:
Current portion of term loans	3,500	3,500		1,267
Trade accounts payable	205,939	158,466		147,321
Accrued expenses	56,364	61,505		35,841
Income taxes payable	6,486	5,787		0
Deferred revenue	20,926	14,456		12,145
Total current liabilities	293,215	243,714		196,574
Term loans	336,710	337,243		83,423
Revolving line of credit	14,500	50,000		92,900
Deferred rent	19,588	16,750		13,074
Deferred income tax liabilities, net	33,548	28,265		33,724
Tenant improvement allowances	24,059	20,319		16,346
Other liabilities	625	592		482
Total long-term liabilities	429,030	453,169		239,949
Total liabilities	722,245	696,883		436,523
Commitments and contingencies
Capital stock:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding at March 30, 2017 and December 29, 2016	0	0		0
Additional paid-in capital	118,250	117,270		264,288
Accumulated other comprehensive income (loss), net	(106)	176		(100)
Retained earnings	27,882	16,754		48,094
Total stockholders' equity	146,109	134,283		312,365	$ 282,236	$ 264,132
Total liabilities and stockholders' equity	868,354	831,166		748,888
Class A Common Stock
Capital stock:
Common Stock	77	77		77
Class B Common Stock
Capital stock:
Common Stock	0	0		0
Class C Common Stock
Capital stock:
Common Stock	$ 6	$ 6		$ 6